UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03074

(Investment Company Act file number)

Northeast Investors Growth Fund

(Exact name of registrant as specified in charter)

100 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

(617) 523-3588

(Registrant’s telephone number, including area code)

Robert Kane

100 High Street

Boston, MA 02110

(Name and address of agent for service)

December 31

Date of fiscal year end

September 30, 2013

Date of reporting period

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Northeast Investors Growth Fund

Schedule of Investments

September 30, 2013 (Unaudited)

Description	Shares	Value $
COMMON STOCKS - 103.46%

Communications - 16.14%

Internet - 14.25%
Amazon.com, Inc.(a)	7,500	$2,344,800
Facebook, Inc., Class A(a)	66,725	3,352,264
Google, Inc., Class A(a)	3,475	3,043,787
Yandex N.V.(a)	46,700	1,700,814

		10,441,665

Media - 1.89%
Walt Disney Co.	21,425	1,381,698

Total Communications		11,823,363

Consumer, Cyclical - 16.27%

Apparel - 1.83%
VF Corp.(b)	6,750	1,343,588

Auto Manufacturers - 2.77%
Ford Motor Co.	120,200	2,027,774

Auto Parts & Equipment - 1.34%
Magna International, Inc.	11,900	982,464

Retail - 10.33%
CVS Caremark Corp.	34,100	1,935,175
Lowe’s Cos., Inc.	40,100	1,909,161
Starbucks Corp.	27,800	2,139,766
Williams-Sonoma, Inc.(b)	28,100	1,579,220

		7,563,322

Total Consumer, Cyclical		11,917,148

Consumer, Non-Cyclical - 23.31%

Beverages - 2.49%
Diageo PLC, ADR	14,350	1,823,598

Biotechnology - 7.04%
Celgene Corp.(a)	14,150	2,178,110
Gilead Sciences, Inc.(a)	47,500	2,984,900

		5,163,010

Commercial Services - 2.87%
Mastercard, Inc.	3,130	2,105,801

Food - 3.14%
Mondelez International, Inc., Class A	73,150	2,298,373

Healthcare-Products - 2.23%
Covidien PLC	26,800	1,633,192

Description	Shares	Value $
Consumer, Non-Cyclical - 23.31% (continued)
Pharmaceuticals - 5.54%
Novartis AG, ADR	21,100	$1,618,581
Perrigo Co.(b)	19,800	2,442,924

		4,061,505

Total Consumer, Non-Cyclical		17,085,479

Energy - 7.93%

Oil & Gas - 4.80%
Chevron Corp.	13,500	1,640,250
Pioneer Natural Resources Co.(b)	9,950	1,878,560

		3,518,810

Oil & Gas Services - 3.13%
National Oilwell Varco, Inc.	29,400	2,296,434

Total Energy		5,815,244

Financial - 17.69%

Banks - 10.66%
Citigroup, Inc.	47,825	2,319,991
Goldman Sachs Group, Inc.	13,400	2,120,014
JPMorgan Chase & Co.	35,100	1,814,319
Wells Fargo & Co.	37,550	1,551,566

		7,805,890

Diversified Financial Services - 4.33%
Visa, Inc., Class A(b)	16,600	3,172,260

Insurance - 2.70%
Berkshire Hathaway, Inc. Class B(a)	17,450	1,980,749

Total Financial		12,958,899

Industrial - 11.21%

Aerospace/Defense - 2.80%
United Technologies Corp.	19,000	2,048,580

Electronics - 3.53%
Honeywell International, Inc.	31,100	2,582,544

Miscellaneous Manufacturing - 1.42%
Danaher Corp.	15,000	1,039,800

Transportation - 3.46%
Union Pacific Corp.	16,300	2,532,042

Total Industrial		8,202,966

Technology - 10.91%

Computers - 3.81%
Apple, Inc.	5,850	2,788,987

Semiconductors - 4.42%
ASML Holding N.V.(b)	22,625	2,234,445

Description		Shares	Value $
Technology - 10.91% (continued)
QUALCOMM, Inc.		14,900	$1,003,664

			3,238,109

Software - 2.68%
Akamai Technologies, Inc.(a)(b)		37,950	1,962,015

Total Technology			7,989,111

Total Common Stocks (Cost $61,182,373)			75,792,210

Description		Shares	Value $
REPURCHASE AGREEMENT - 0.01%

Repurchase agreement with State Street Bank & Trust Co., dated 09/30/13 due 10/01/13 at 0.00%. Collateralized by U.S. Treasury Securities with various maturity dates, with a Collateral value of $5,004 (Repurchase proceeds of $3,778)		3,778	3,778

Total Repurchase Agreement (Cost $3,778)			3,778

Description	7 Day Yield	Shares	Value $
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 17.43%
State Street Navigator Securities Lending Prime Portfolio(c)	0.16%	12,771,303	12,771,303

Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $12,771,303)			12,771,303

Total Investments - 120.90% (Cost $73,957,454)			88,567,291

Other Liabilities in Excess of Assets - (20.90)%			(15,310,200)

Total Net Assets - 100.00%			$73,257,091

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	All or a portion of the security is on loan as of September 30, 2013.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note K)

Common Abbreviations:

(ADR) American Depositary Receipt.

(N.V.) Naamloze Vennootschap - Dutch limited liability company.

(PLC) Public Limited Company.

See Notes to the Quarterly Schedule of Investments

Northeast Investors Growth Fund

Notes to the Quarterly Schedule of Investments

September 30, 2013 (Unaudited)

1. ORGANIZATION

Northeast Investors Growth Fund (the “Fund”) is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund’s objective is to produce long-term capital appreciation for its shareholders. The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

2. SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies of the Fund, which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) are as follows:

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges or last sales price. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost, which approximates market value with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available or are deemed unreliable (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to determine fair value of securities may include, but are not limited to, contractual restrictions, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. EST. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At September 30, 2013 there were no securities priced at fair value as determined in good faith.

Investment Transactions — Investment transactions are accounted for as of trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

Fair Value Measurements — Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund’s investments are summarized in the following fair value hierarchy:

Level 1-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Northeast Investors Growth Fund

Notes to the Quarterly Schedule of Investments

September 30, 2013 (Unaudited)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$75,792,210	$–	$–	$75,792,210
Repurchase Agreement	–	3,778	–	3,778
Investments Purchased with Cash Collateral From Securities Loaned	12,771,303	–	–	12,771,303
TOTAL	$88,563,513	$3,778	$–	$88,567,291

*	See Schedule of Investments for industry classification.

For the period ended September 30, 2013, there have been no significant changes to the Fund’s fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2013. It is the Fund’s policy to recognize transfers at the end of the reporting period.

For the period ended September 30, 2013, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Securities Lending — The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss.

Repurchase Agreement — On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of September 30, 2013, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Northeast Investors Growth Fund	$73,957,454	$14,753,792	$(143,955)	$14,609,837

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northeast Investors Growth Fund

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	November 26, 2013

By:	/s/ John F. Francini, Jr.
John F. Francini, Jr.
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2013